FAIR VALUE MEASUREMENTS (Details)	Jun. 30, 2021 USD ($)
Assets:
Investments held in Trust Account	$ 402,515,330
Liabilities, Fair Value Disclosure [Abstract]
Derivative Warranty liabilities	33,593,830
Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative Warranty liabilities	21,600,830
Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative Warranty liabilities	11,993,000
Recurring
Liabilities, Fair Value Disclosure [Abstract]
Derivative Warranty liabilities	33,593,830
U.S. Treasury Securities
Assets:
Investments held in Trust Account	402,515,330
Level 1 | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative Warranty liabilities	21,600,830
Level 1 | Recurring
Liabilities, Fair Value Disclosure [Abstract]
Derivative Warranty liabilities	21,600,830
Level 1 | U.S. Treasury Securities
Assets:
Investments held in Trust Account	402,515,330
Level 3 | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative Warranty liabilities	11,993,000
Level 3 | Recurring
Liabilities, Fair Value Disclosure [Abstract]
Derivative Warranty liabilities	$ 11,993,000